Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	17,409,893
Proposed Maximum Offering Price per Unit	8.865
Maximum Aggregate Offering Price	$ 154,338,701.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,314.17
Offering Note	(1) This Registration Statement registers 17,409,893 shares of common stock, $0.01 par value per share (the "Common Stock") of Topgolf Callaway Brands Corp. (the "Company") pursuant to the Topgolf Callaway Brands Corp. Amended and Restated 2022 Incentive Plan (the "2022 Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that become issuable under the 2022 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and maximum aggregate offering price are based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on November 4, 2025 ($8.865), which date is within five business days prior to filing this Registration Statement. (3) The Registrant does not have any fee offsets.